Financial Instruments and Risk Management (Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 0.6
Operating and financing leases, 2-3 years	0.9
Operating and financing leases, 4-5 years	0.9
Operating and financing leases, more than 5 years	0.5
Operating and financing leases, total	2.9
Accounts payable and accrued liabilities, less than 1 year	131.4	$ 127.3
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	131.4
Decommissioning liability, less than 1 year	0.0
Decommissioning liability, 2-3 years	0.2
Decommissioning liability, 4-5 years	18.0
Decommissioning liability, more than 5 years	58.4
Decommissioning liability, total	76.6
Contract mining, less than 1 year	64.7
Contract mining, 2-3 years	81.8
Contract mining, 4-5 years	42.1
Contract mining, more than 5 years	25.7
Contract mining, total	214.3
Capital commitments, less than 1 year	30.9
Capital commitments, 2-3 years	5.2
Capital commitments, 4-5 years	0.0
Capital commitments, more than 5 years	0.0
Capital commitments, total	36.1
Contractual obligation, less than 1 year	227.6
Contractual obligation, 2-3 years	88.1
Contractual obligation, 4-5 years	61.0
Contractual obligation, more than 5 years	84.6
Contractual obligation, total	$ 461.3